Supplementary Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008
Non-cash transactions [Abstract]
Initial fair market value adjustments for the AmerisourceBergen warrant									$ 77
Changes in retiree medical benefit liability										53	62
Accrued liabilities related to purchase of property and equipment											116
Shares issued for Investment in Alliance Boots (in dollars)										2,981
Accounts receivable [Abstract]
Accounts receivable	2,786				2,266				2,786	2,266
Allowance for doubtful accounts	(154)				(99)				(154)	(99)
Net, Total	2,632				2,167				2,632	2,167
Other non-current assets [Abstract]
Intangible assets, net (see Note 6)	1,307				1,286				1,307	1,286
Other	652				211				652	211
Other non-current assets, Total	1,959				1,497				1,959	1,497
Accrued expenses and other liabilities [Abstract]
Accrued salaries	928				772				928	772
Taxes other than income taxes	420				454				420	454
Insurance	285				268				285	268
Profit sharing	239				166				239	166
Other	1,705				1,359				1,705	1,359
Accrued expenses and other liabilities, Total	3,577				3,019				3,577	3,019
Other non-current liabilities [Abstract]
Postretirement health care benefits	340				332				340	332
Accrued rent	382				347				382	347
Insurance	403				408				403	408
Other	942				799				942	799
Other non-current liabilities, Total	2,067				1,886				2,067	1,886
Net sales	17,941	18,313	18,647	17,316	17,073	17,752	18,651	18,157	72,217	71,633	72,184
Gross Profit	5,191	5,222	5,607	5,099	4,835	5,014	5,389	5,104	21,119	20,342	20,492
Net Earnings	657	624	756	413	353	537	683	554	2,450	2,127	2,714
Per Common Share [Abstract]
Basic (in dollars per share)	$ 0.69	$ 0.66	$ 0.80	$ 0.44	$ 0.40	$ 0.63	$ 0.79	$ 0.63	$ 2.59	$ 2.43	$ 2.97
Diluted (in dollars per share)	$ 0.69	$ 0.65	$ 0.79	$ 0.43	$ 0.39	$ 0.62	$ 0.78	$ 0.63	$ 2.56	$ 2.42	$ 2.94
Cash Dividends Declared Per Common Share (in dollars per share)	$ 0.315	$ 0.275	$ 0.275	$ 0.275	$ 0.275	$ 0.225	$ 0.225	$ 0.225	$ 1.14	$ 0.95	$ 0.75
Gain on sale of business									20	0	434
Common stock price for quarter per Consolidated Transaction Reporting System, High	$ 51.26	$ 50.77	$ 41.95	$ 36.95	$ 36.08	$ 35.41	$ 34.60	$ 36.27	$ 51.26	$ 36.27
Common stock price for quarter per Consolidated Transaction Reporting System, Low	$ 44.12	$ 39.96	$ 34.27	$ 32.16	$ 28.77	$ 30.28	$ 31.95	$ 30.10	$ 32.16	$ 28.77
Assumed investment made at August 31, 2008	$ 100								$ 100
Cumulative return on Company's common stock	$ 147.14				$ 106.58				$ 147.14	$ 106.58	$ 102.05	$ 76.43	$ 94.64	$ 100.00
Cumulative return on Standard and Poor 500 Index	$ 127.29				$ 109.65				$ 127.29	$ 109.65	$ 95.02	$ 81.80	$ 79.56	$ 100.00
Cumulative return on Value Line Pharmacy Services Industry Index	$ 179.98				$ 117.55				$ 179.98	$ 117.55	$ 99.75	$ 81.94	$ 101.74	$ 100.00